NOTES PAYABLE (Detail Textuals) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Notes Payable [Abstract]
Notes payable	$ 10,498	64,004	$ 6,000	37,761